Equity - Schedule of the Entity's Quotaholders (Detail) - Vinci Partners Investments Ltd [Member]	12 Months Ended
	Dec. 31, 2025 shares
Disclosure of classes of share capital [line items]
Opening balance	68,696,972
Subscribed	2,177,439
Closing balance	70,874,411
Series A Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Opening balance	100,000	[1]
Subscribed	0
Closing balance	100,000	[1]
Class A Common Stock [Member] | Alessandro Monteiro Morgado Horta [Member]
Disclosure of classes of share capital [line items]
Opening balance	8,266,422
Closing balance	8,266,422
Class A Common Stock [Member] | Public Float [Member]
Disclosure of classes of share capital [line items]
Opening balance	11,795,538
Transferred	55,214
Repurchased	(856,910)
Closing balance	13,767,359
Class A Common Stock [Member] | Costanera Management LLC [Member]
Disclosure of classes of share capital [line items]
Opening balance	7,022,893
Closing balance	7,022,893
Class A Common Stock [Member] | Compass Group Cayman Limited [Member]
Disclosure of classes of share capital [line items]
Opening balance	4,760,491
Closing balance	4,760,491
Class A Common Stock [Member] | Verde [Member]
Disclosure of classes of share capital [line items]
Opening balance	0
Subscribed	2,177,439
Closing balance	2,177,439
Class A Common Stock [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Opening balance	4,650,617
Transferred	(55,214)
Repurchased	856,910
Closing balance	5,452,313
Class A Common Stock [Member] | Other Shareholders [Member]
Disclosure of classes of share capital [line items]
Opening balance	17,734,772
Transferred	0
Repurchased	0
Closing balance	17,734,772
Class B Common Stock [Member] | Gilberto Sayao Da Silva [Member]
Disclosure of classes of share capital [line items]
Opening balance	14,466,239
Closing balance	14,466,239
Convertible Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Opening balance	100,000
Subscribed	0
Closing balance	100,000

[1]	The Series A Convertible Preferred Shares will be convertible at the option of the holders at any time after the closing of the issuance into Class A Common Shares at an initial conversion rate of 73.5402 Class A Common Shares for each Series A Convertible Preferred Share, which represents an initial conversion price of approximately $13.60 per Class A Common Share.